Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

10     Provisions

	Asset	Revenue
	retirement	share	Warranty
	obligation	obligation	provision	Total
	$	$	$	$

As at January 1, 2018	44,204	921,906	115,351	1,081,461
Additions	—	208,242	65,079	273,321
Expiry	—	—	(74,582)	(74,582)
Foreign exchange	—	111,509	4,512	116,021
Accretion expense	5,115	—	—	5,115
As at December 31, 2018	49,319	1,241,657	110,360	1,401,336
Change in accounting policy for IFRS 16 (note 2)	(49,319)	—	—	(49,319)
Restated balance as at January 1, 2019	—	1,241,657	110,360	1,352,017
Additions	—	—	144,754	144,754
Expiry	—	(1,241,657)	(93,835)	(1,335,492)
Foreign exchange	—	—	(7,318)	(7,318)
As at December 31, 2019	—	—	153,961	153,961
Less: Current portion	—	—	134,956	134,956
Long-term portion	—	—	19,005	19,005

Asset retirement obligation

The asset retirement obligation was related to the Company’s leasehold improvements. This amount was transferred as part of the adoption of IFRS 16 (note 2).

Revenue share obligation

During January 2019, the Company replaced the original co-marketing and co-selling agreement with Siemens with a new agreement. Under the new agreement, all prior financial commitments and obligations owed to Siemens are released and replaced with a non-exclusive licence resulting in a one-time fixed licence fee and a per annum payment per device interfaced to a Siemens MRI scanner. In exchange for the one-time fixed licence fee and per annum payments, the Company obtained a non-exclusive licence and reasonable support for the term of the agreement.

Warranty provision

The warranty provision is related to the Company’s estimate of future warranty obligations on product sales, which generally have a term of 12 to 24 months.